Subsequent Event - Additional Information (Detail) - USD ($)	Jan. 30, 2018	Jun. 05, 2017	Apr. 14, 2017
Subsequent Event [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased			10.00%
Common shares repurchased, amount		$ 300,000,000
Subsequent Event
Subsequent Event [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased	10.00%
Common shares repurchased, amount	$ 700,000,000
Increase in common shares repurchased, amount	$ 400,000,000
Subsequent Event | Maximum [Member]
Subsequent Event [Line Items]
Stock repurchase program percentage of shares authorized to be repurchased	10.00%
Common shares repurchased, amount	$ 700,000,000